CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 4,555,332	$ 2,344,246
Accounts receivable	1,505,897	1,301,173
Current portion of derivative royalty asset	2,182,406	2,144,547
Prepaid expenses and other	1,322,736	739,708
Total current assets	9,566,371	6,529,674
Non-current assets
Royalty, stream, and other interests	120,727,882	102,863,762
Derivative royalty asset	0	1,889,460
Investment in Silverback	594,985	1,340,458
Total non-current assets	121,322,867	106,093,680
TOTAL ASSETS	130,889,238	112,623,354
Current liabilities
Trade and other payables	1,286,117	1,089,219
Current portion of loans payable	5,249,863	0
Total current liabilities	6,535,980	1,089,219
Non-current liabilities
Loans payable	5,335,176	10,514,644
Deferred income tax liabilities	456,923	468,068
Total non-current liabilities	5,792,099	10,982,712
Total liabilities	12,328,079	12,071,931
EQUITY
Share capital	161,696,107	133,905,784
Reserves	13,198,679	12,050,932
Deficit	(56,333,627)	(45,405,293)
Total equity	118,561,159	100,551,423
TOTAL LIABILITIES AND EQUITY	$ 130,889,238	$ 112,623,354